Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of the Company	$ 201,000	$ 176,783
Loans payable	99,383	99,814
Capital including cash and cash equivalents	300,383	276,597
Less: Cash and cash equivalents	(71,473)	(42,980)	$ (21,832)
Capital	$ 228,910	$ 233,617